NON-CURRENT ASSETS HELD FOR SALE (Details1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	$ 4,270,851	$ 3,746,218
Non-current assets classified as held for sale	3,767	429,360
Assets classified as held for sale	3,767	429,360	[1]
Current liabilities classified as held for sale	1,362,950	1,972,414
Liabilities classified as held for sale	0	99,328
Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents	0	9,852
Inventories	0	13,780
Current assets classified as held for sale	0	1,348
Brazil
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Assets classified as held for sale		180
Other current non-financial liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	0	1,040
Trade and other current payables [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	0	7,834
Current tax liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	0	3,430
Current lease liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	0	18,795
Non-current payables and other accounts payables [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	0	1
Other long-term provisions [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	0	822
Deferred tax liabilities [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	0	67,406
Current biological assets [member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	0	281,823
Other current non-financial assets [Member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	0	5,113
Trade and other current receivables [Member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	0	2,879
Intangible assets other tan goodwill [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	0	115
Property, plant and equipment [member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	3,767	68,040
Right of use assets [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	0	17,308
Investments accounted using the equity method [member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	$ 0	$ 29,102

[1]	Only ThU.S.$ 180 of the ThU.S.$ 429,360 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.In 2023 there was a decrease of ThU.S.$ 1,099, mainly in biological assets and plants and equipment that were not sold and that were transferred back to their original items.